Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for Chih-Hsiang (Thompson) Lin(1) ($)	Compensation Actually Paid to Chih-Hsiang (Thompson) Lin(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Thousands)
					TSR ($)	Peer Group TSR ($)
2023	6,049,470	38,409,964	1,923,067	11,430,710	162.63	178.88	(56,048)
2022	2,157,067	456,994	811,490	311,906	15.91	178.07	(66,397)
2021	3,659,008	2,725,556	1,251,466	988,822	43.27	215.25	(54,162)
2020	2,476,271	2,242,974	899,965	870,688	71.63	142.68	(58,452)

(1)
Chih-Hsiang (Thompson) Lin was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021 – 2023
Stefan J. Murry
Hung-Lun (Fred) Chang
Shu-Hua (Joshua) Yeh
David C. Kuo

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Chih- Hsiang (Thompson) Lin ($)	Exclusion of Stock Awards for Chih-Hsiang (Thompson) Lin ($)	Inclusion of Equity Values for Chih-Hsiang (Thompson) Lin ($)	Compensation Actually Paid to Chih-Hsiang (Thompson) Lin ($)
2023	6,049,470	(4,816,714)	37,177,208	38,409,964
2022	2,157,067	(949,776)	(750,297)	456,994
2021	3,659,008	(2,915,291)	1,981,839	2,725,556
2020	2,476,271	(1,595,332)	1,362,035	2,242,974
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non- PEO NEOs ($)	Average Inclusion of Equity Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2023	1,923,067	(1,390,823)	10,898,466	11,430,710
2022	811,490	(282,557)	(217,027)	311,906
2021	1,251,466	(867,292)	604,648	988,822
2020	899,965	(480,510)	451,233	870,688
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Chih-Hsiang (Thompson) Lin ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Chih- Hsiang (Thompson) Lin ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Chih-Hsiang (Thompson) Lin ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Chih-Hsiang (Thompson) Lin ($)	Total – Inclusion of Equity Values for Chih-Hsiang (Thompson) Lin ($)
2023	19,272,269	16,949,393	433,047	522,499	37,177,208
2022	971,794	(1,471,585)	88,308	(338,814)	(750,297)
2021	2,106,831	(462,209)	331,884	5,333	1,981,839
2020	1,291,035	(296,981)	383,351	(15,370)	1,362,035
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	5,570,051	5,047,041	125,040	156,334	10,898,466
2022	289,108	(437,780)	26,271	(94,626)	(217,027)
2021	629,586	(125,328)	99,736	654	604,648
2020	390,003	(51,818)	115,801	(2,753)	451,233

(4)
The Peer Group TSR set forth in this table utilizes the peer companies used for compensation benchmarking purposes in 2020, which are summarized in our “Compensation Discussion and Analysis” section of this Proxy Statement, for the years reflected in the table above but excludes companies that had ceased to be publicly traded as of the end of each fiscal year.

Named Executive Officers, Footnote
(1)
Chih-Hsiang (Thompson) Lin was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021 – 2023
Stefan J. Murry
Hung-Lun (Fred) Chang
Shu-Hua (Joshua) Yeh
David C. Kuo

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the peer companies used for compensation benchmarking purposes in 2020, which are summarized in our “Compensation Discussion and Analysis” section of this Proxy Statement, for the years reflected in the table above but excludes companies that had ceased to be publicly traded as of the end of each fiscal year.

PEO Total Compensation Amount	$ 6,049,470	$ 2,157,067	$ 3,659,008	$ 2,476,271
PEO Actually Paid Compensation Amount	$ 38,409,964	456,994	2,725,556	2,242,974
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Chih- Hsiang (Thompson) Lin ($)	Exclusion of Stock Awards for Chih-Hsiang (Thompson) Lin ($)	Inclusion of Equity Values for Chih-Hsiang (Thompson) Lin ($)	Compensation Actually Paid to Chih-Hsiang (Thompson) Lin ($)
2023	6,049,470	(4,816,714)	37,177,208	38,409,964
2022	2,157,067	(949,776)	(750,297)	456,994
2021	3,659,008	(2,915,291)	1,981,839	2,725,556
2020	2,476,271	(1,595,332)	1,362,035	2,242,974
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Chih-Hsiang (Thompson) Lin ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Chih- Hsiang (Thompson) Lin ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Chih-Hsiang (Thompson) Lin ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Chih-Hsiang (Thompson) Lin ($)	Total – Inclusion of Equity Values for Chih-Hsiang (Thompson) Lin ($)
2023	19,272,269	16,949,393	433,047	522,499	37,177,208
2022	971,794	(1,471,585)	88,308	(338,814)	(750,297)
2021	2,106,831	(462,209)	331,884	5,333	1,981,839
2020	1,291,035	(296,981)	383,351	(15,370)	1,362,035

Non-PEO NEO Average Total Compensation Amount	$ 1,923,067	811,490	1,251,466	899,965
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,430,710	311,906	988,822	870,688
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non- PEO NEOs ($)	Average Inclusion of Equity Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2023	1,923,067	(1,390,823)	10,898,466	11,430,710
2022	811,490	(282,557)	(217,027)	311,906
2021	1,251,466	(867,292)	604,648	988,822
2020	899,965	(480,510)	451,233	870,688
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	5,570,051	5,047,041	125,040	156,334	10,898,466
2022	289,108	(437,780)	26,271	(94,626)	(217,027)
2021	629,586	(125,328)	99,736	654	604,648
2020	390,003	(51,818)	115,801	(2,753)	451,233

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 162.63	15.91	43.27	71.63
Peer Group Total Shareholder Return Amount	178.88	178.07	215.25	142.68
Net Income (Loss)	$ (56,048,000)	(66,397,000)	(54,162,000)	(58,452,000)
PEO Name	Chih-Hsiang (Thompson) Lin
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,816,714)	(949,776)	(2,915,291)	(1,595,332)
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,177,208	(750,297)	1,981,839	1,362,035
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,272,269	971,794	2,106,831	1,291,035
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,949,393	(1,471,585)	(462,209)	(296,981)
PEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	433,047	88,308	331,884	383,351
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	522,499	(338,814)	5,333	(15,370)
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,390,823)	(282,557)	(867,292)	(480,510)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,898,466	(217,027)	604,648	451,233
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,570,051	289,108	629,586	390,003
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,047,041	(437,780)	(125,328)	(51,818)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	125,040	26,271	99,736	115,801
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 156,334	$ (94,626)	$ 654	$ (2,753)